Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

4. Right-of-use assets and lease liabilities

Operating leases

On December 21, 2020, the Company commenced a five-year sale and leaseback agreement for the aframax tanker Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller's credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter, unless the Company elects to exercise any of its charter extension options or upon sale of the vessel during the charter period. As of June 30, 2025, the Company has classified the seller's credit, as short-term receivable amounting to $4,395. In accordance with ASC 842, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40. On September 19, 2025, the Company exercised the option to extend the charter period for one year. The financial liability recognized for aframax tanker Sakura Princess was $557 (current) as of June 30, 2025, and $1,097 (current) as of December 31, 2024.

On June 21, 2021, the Company commenced a five-year sale and leaseback agreement for each of the two suezmax tankers, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller's credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter, unless the Company elects to exercise any of its charter extension options or upon sale of the vessel during the charter period. As of June 30, 2025, the Company has classified the seller's credit, as short-term receivable amounting to $8,269. In accordance with ASC 842, the Company accounts for the transaction as an operating lease.

 At June 30, 2025 and December 31, 2024, the Company assessed the recoverability of the seller's credits and there was no indication of impairment.

As at June 30, 2025, the Company recognized on its consolidated balance sheets a right-of-use asset of $8,723 for the two suezmax tankers Arctic and Antarctic, and $1,365 for the aframax tanker Sakura Princess, respectively, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the three right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not made any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the right-of-use asset and the obligations under operating leases was 2.54% for the sale and leaseback agreement of the aframax tanker, Sakura Princess and 2.98% for the sale and leaseback agreement of the two suezmax tankers Arctic and Antarctic and the respective weighted average remaining lease term was 0.48 and 0.99 years, respectively, as at June 30, 2025 and 0.97 and 1.48 years, respectively, as at December 31, 2024.

As at June 30, 2025 and December 31, 2024, both the right-of use assets and the corresponding obligation under operating leases were $10,088 (current portion) and $15,937 ($11,608 current portion and $4,329 non-current portion), respectively.

Period / Year	Lease Commitment
July 1 to December 31, 2025	$7,675
2026	4,993
Minimum net lease payments	$12,668
Less: present value discount	(2,023)
Total obligations under operating leases and financial liability (current and non-current portion)	$10,645

The Company has subleased all three vessels and recognized sublease revenue, net of voyage expenses of $7,192, for the second quarter of 2025, compared to $9,421 for the second quarter of 2024. The amount of $12,728 was recognized for the first half of 2025 for all three vessels, compared to $18,458 in the prior year first half.